Organization and Business Description (Details)	Feb. 20, 2022 USD ($)
U-BX Beijing [Member]
Organization and Business Description (Details) [Line Items]
Consideration of investor
U-BX Beijing [Member]
Organization and Business Description (Details) [Line Items]
Percentage of equity	2.99%